Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2021
Related party transactions [abstract]
Schedule of compensation for the Company's key management personnel	Compensation for the Group’s key management personnel is as follows:

	Fiscal Year Ended June 30,
	2021	2020	2019
	(U.S. $ in thousands)
Executive management:
Short-term compensation and benefits	$3,303	$3,334	$3,835
Post-employment benefits	71	68	109
Share-based payments	12,053	15,509	17,144
	$15,427	$18,911	$21,088

Board of directors:
Cash remuneration	$480	$455	$430
Share-based payments	1,780	1,741	1,772
	$2,260	$2,196	$2,202